Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEO's	Average Compensation Actually paid to Other NEO's (2)	Total Shareholder Return	Total Shareholder Return Peer Group (3)	Net Income	Adjusted Net Earnings(4)
2025	$2,279,041	$2,617,910	$531,826	$1,081,155	$122.24	$144.63	$5,293,000	$6,521,000
2024	$2,130,225	$235,859	$661,866	$344,315	$69.03	$117.84	$9,911,000	$12,700,000
2023	$2,353,920	$1,251,223	$685,134	$491,198	$100.21	$129.44	$25,707,000	$29,669,000
2022	$2,721,053	$3,461,360	$791,514	$908,672	$113.66	$102.98	$36,063,000	$35,884,000
2021	$3,624,818	$4,704,237	$895,018	$1,057,375	$109.18	$121.54	$20,221,000	$25,606,000

Notes:

(1)	For each covered year, the CEO was Ziv Shoshani. For each covered year, the Other NEOs were William M. Clancy, Amir Tal and Rafi Ouzan. Yair Alcobi was appointed on October 30, 2025.
(2)

For 2025, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)

Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K. The table below shows the companies that comprised the peer group. There were errors in the calculations of the peer group TSR that were reported in the prior year for 2022 and2021. The corrected values have been presented in this proxy statement and represent an increase in the 2022 peer group TSR of $1.48 or 1.4%, and an increase in the 2021 peer group TSR of $0.12 or 0.1% when compared to the figures presented in the prior year proxy statement.

CTS Corp
Luna Innovations Inc.
inTEST Corporation
Kyowa
Spectris plc
TT Electronics
FARO Technologies Inc.
ESCO Technologies Inc.

(4)

In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined Adjusted Net Earnings which is a metric included in our long-term incentive program, meets this requirement and therefore, we have included this financial performance measure in the Pay versus Performance table. For the fiscal years ended 2024 and 2023, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in the Form 10-K. For the fiscal year ended 2022 and 2021, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in our Form 10-K for the fiscal year ended December 31, 2023.

PEO Total Compensation Amount	$ 2,279,041	$ 2,130,225	$ 2,353,920	$ 2,721,053	$ 3,624,818
PEO Actually Paid Compensation Amount	$ 2,617,910	235,859	1,251,223	3,461,360	4,704,237
Adjustment To PEO Compensation, Footnote

	CEO	Average of Other NEOs
Total reported in 2025 Summary Compensation Table (SCT)	$2,279,041	$531,826
Less: Value of Stock & Option Awards reported in SCT	(1,300,661)	$(163,745)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	5,904	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,069,992	$512,243
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	320,779	$118,723
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	242,855	$82,109
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	339,173	549,330
"Compensation Actually Paid" for Fiscal Year 2025	$2,617,910	$1,081,155

Non-PEO NEO Average Total Compensation Amount	$ 531,826	661,866	685,134	791,514	895,018
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,081,155	344,315	491,198	908,672	1,057,375
Adjustment to Non-PEO NEO Compensation Footnote

	CEO	Average of Other NEOs
Total reported in 2025 Summary Compensation Table (SCT)	$2,279,041	$531,826
Less: Value of Stock & Option Awards reported in SCT	(1,300,661)	$(163,745)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	5,904	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,069,992	$512,243
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	320,779	$118,723
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	242,855	$82,109
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	339,173	549,330
"Compensation Actually Paid" for Fiscal Year 2025	$2,617,910	$1,081,155

Compensation Actually Paid vs. Total Shareholder Return

Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance

The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative total shareholder return ("TSR") and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures, as determined by the Company, that link the compensation actually paid to our CEO and Other NEOs to the Company’s performance for the most recently completed fiscal year.

Adjusted operating margin
Adjusted EBITDA
Cumulative adjusted net earnings
Cumulative adjusted free cash

Each of these financial performance measures are used in our incentive programs to determine the level of payout. For more information on each of these performance measures, see Annual Performance Cash Bonus and Equity Compensation beginning on page 20 of this Proxy Statement.

Total Shareholder Return Amount	$ 122.24	69.03	100.21	113.66	109.18
Peer Group Total Shareholder Return Amount	144.63	117.84	129.44	102.98	121.54
Net Income (Loss)	$ 5,293,000	$ 9,911,000	$ 25,707,000	$ 36,063,000	$ 20,221,000
Company Selected Measure Amount	6,521,000	12,700,000	29,669,000	35,884,000	25,606,000
PEO Name	Ziv Shoshani	Ziv Shoshani	Ziv Shoshani	Ziv Shoshani	Ziv Shoshani
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative adjusted net earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative adjusted free cash
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,904
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,173
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,661)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,069,992
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,779
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,855
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,330
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,745)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,243
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,723
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,109
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0